Notes Payable (Details) (USD $)	Sep. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
Notes Payable Details
Note payable, net of debt discount of $0 and $7,362, respectively	$ 67,500	$ 101,700	$ 45,000